Property, plant and equipment, net (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipments,net [Line Items]
Impairment loss		$ 21,620	$ 0	$ 3,803
Discount rate used in current estimate of value in use	[1]	7.10%
Tailing cyclone relocation [Member]
Property, plant and equipments,net [Line Items]
Construction in progress		$ 47,500
Mine Maintenance Truck Shop [Member]
Property, plant and equipments,net [Line Items]
Construction in progress		38,400
Komatsu 930E haul trucks [Member]
Property, plant and equipments,net [Line Items]
Construction in progress		$ 17,100
Yanacocha mine [Member]
Property, plant and equipments,net [Line Items]
Impairment loss			$ 889,000

[1]	The bank accounts and term deposits yield interest at market rates. Because of the short maturity of these balances, less than 90 days, the carrying amounts approximate to their fair value.